Guarantees [Text Block]	12 Months Ended
Dec. 31, 2013
Guarantees [Text Block]

28. Guarantees and Commitments

Guarantees

Guarantees are defined as contracts or indemnification agreements that contingently require us to make payments to third parties based on changes in the underlying agreements with the guaranteed parties. The following summarizes our outstanding guarantees, including those of our discontinued operations, made to third parties on our Consolidated Balance Sheet, for the periods shown.

December 31, ($ in millions)	2013		2012
	Maximum liability	Carrying value of liability	Maximum liability	Carrying value of liability
Default automotive repurchases	$—	$—	$1,897	$—
Standby letters of credit and other guarantees	142	30	274	44

Default Automotive Repurchases

Certain of our discontinued international automotive financing businesses provided certain investors in our on-balance sheet arrangements (securitizations) and whole-loan transactions with repurchase commitments for loans that became contractually delinquent within a specified time from their date of origination or purchase. The maximum obligation represented the principal balance for loans sold that were covered by those stipulations. Refer to Note 9 for further information regarding our securitization trusts.

Standby Letters of Credit

Our Commercial Finance Group has exposure to standby letters of credit that represent irrevocable guarantees of payment of specified financial obligations. Third-party beneficiaries primarily utilize standby letters of credit as insurance in the event of nonperformance by our customers. Assets of the customers (e.g., trade receivables, inventory, and cash deposits) generally collateralize the letters of credit. Expiration dates on letters of credit range from certain ongoing commitments that will expire during the upcoming year to terms of several years for certain letters of credit.

If nonperformance by a customer occurs for letters of credit, we can be liable for payment of the letter of credit to the beneficiary with our likely recourse being a charge back to the customer or liquidation of the collateral.

Commitments

Financing Commitments

The contractual commitments were as follows.

December 31, ($ in millions)	2013	2012
Commitments to
Sell mortgages or securities (a)	$—	$6,282
Originate/purchase mortgages or securities (a)	—	4,249
Provide capital to investees (b)	63	86
Provide retail automotive receivables to third-parties (c)	—	425
Construction-lending commitments (d)	187	100
Home equity lines of credit (e)	388	411
Unused revolving credit line commitments (f)	1,062	668

(a)	We have exited the mortgage origination and servicing business.

(b)	We are committed to contribute capital to certain investees. The fair value of these commitments is considered in the overall valuation of the underlying assets with which they are associated.

(c)	Certain of our discontinued international automotive financing businesses were committed to provide retail automotive receivables to third-party banks in exchange for secured debt. Those transactions did not meet the definition of a sale.

(d)	The fair value of these commitments is considered in the overall valuation of the related assets.

(e)	We are committed to fund the remaining unused balances on home equity lines of credit.

(f)	The unused portion of revolving lines of credit reset at prevailing market rates and, as such, approximate market value.

Revolving credit line commitments contain an element of credit risk. Management reduces its credit risk for unused revolving credit line commitments by applying the same credit policies in making commitments as it does for extending loans. We typically require collateral as these commitments are drawn.

Lease Commitments

Future minimum rental payments required under operating leases, primarily for real property, with noncancelable lease terms expiring after December 31, 2013, are as follows.

Year ended December 31, ($ in millions)
2014	$39
2015	34
2016	18
2017	5
2018	—
2019 and thereafter	—

Total minimum payment required	$96

Certain of the leases contain escalation clauses and renewal or purchase options. Rental expenses under operating leases were $47 million, $63 million, and $79 million in 2013, 2012, and 2011, respectively.

Contractual Commitments

We have entered into multiple agreements for information technology, marketing and advertising, and voice and communication technology and maintenance. Many of the agreements are subject to variable price provisions, fixed or minimum price provisions, and termination or renewal provisions.

Year ended December 31, ($ in millions)
2014	$87
2015 and 2016	2

Total future payment obligations	$89